Leases (Details 1) - USD ($)	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019	Nov. 02, 2020
Balance at beginning	$ 142,205	$ 196,814
Adoption of IFRS 16	276,431
Additions	68,035	62,516
Accretion of interest	63,043	30,299
Payments	(435,197)	(147,424)
Balance at ending	114,517	142,205
Current	100,277	129,876	$ 355,738
Non-current	$ 16,630	$ 12,329